Regulatory Capital Requirements [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Domestic, Japan [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2019:
Total capital (to risk-weighted assets):
MUFG (1)	¥18,769,793	16.03%	¥14,097,771	12.04%
BK	14,632,620	14.42	8,114,105	8.00
TB	2,213,195	24.40	725,540	8.00
Tier 1 capital (to risk-weighted assets):
MUFG (1)	16,276,301	13.90	11,755,949	10.04
BK	12,639,454	12.46	6,085,579	6.00
TB	1,928,955	21.26	544,155	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG (1)	14,322,407	12.23	9,999,582	8.54
BK	10,990,820	10.83	4,564,184	4.50
TB	1,775,565	19.57	408,116	4.50
Leverage ratio (2) :
MUFG	16,276,301	4.94	9,871,460	3.00
BK	12,639,454	4.63	8,189,494	3.00
TB	1,928,955	5.09	1,135,795	3.00
At March 31, 2020:
Total capital (to risk-weighted assets):
MUFG (1)	¥18,279,566	15.87%	¥13,827,788	12.01%
BK	14,285,601	14.43	7,917,895	8.00
TB	1,889,973	25.46	593,652	8.00
Tier 1 capital (to risk-weighted assets):
MUFG (1)	15,623,321	13.56	11,525,076	10.01
BK	12,170,005	12.29	5,938,421	6.00
TB	1,625,712	21.90	445,239	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG (1)	13,708,333	11.90	9,798,042	8.51
BK	10,597,133	10.70	4,453,816	4.50
TB	1,444,348	19.46	333,929	4.50
Leverage ratio (2) :
MUFG	15,623,321	4.42	10,593,527	3.00
BK	12,170,005	4.21	8,656,169	3.00
TB	1,625,712	4.51	1,079,863	3.00

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Stand-alone:
At March 31, 2019:
Total capital (to risk-weighted assets):
BK	¥13,560,583	15.58%	¥6,959,207	8.00%
TB	2,195,098	24.25	723,953	8.00
Tier 1 capital (to risk-weighted assets):
BK	11,773,839	13.53	5,219,405	6.00
TB	1,911,237	21.12	542,965	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	10,172,206	11.69	3,914,554	4.50
TB	1,758,237	19.42	407,224	4.50
Leverage ratio (2) :
BK	11,773,839	4.84	7,284,812	3.00
TB	1,911,237	5.55	1,031,484	3.00
At March 31, 2020:
Total capital (to risk-weighted assets):
BK	¥12,092,262	14.76%	¥6,550,969	8.00%
TB	2,131,514	25.42	670,714	8.00
Tier 1 capital (to risk-weighted assets):
BK	10,254,608	12.52	4,913,227	6.00
TB	1,867,723	22.27	503,035	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	8,738,975	10.67	3,684,920	4.50
TB	1,686,723	20.11	377,276	4.50
Leverage ratio (2) :
BK	10,254,608	4.02	7,644,928	3.00
TB	1,867,723	5.87	953,353	3.00

Notes:
(1)	Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and
G-SIB
surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 2.5% and a
G-SIB
surcharge of 1.5
% as of March 31, 2019 and 2020, and the countercyclical buffer of 0.04% and
0.01
% as of March 31, 2019 and 2020, respectively.

(2)	Effective as of March 31, 2019, the minimum leverage ratio requirement was adopted by the FSA.

Foreign, United States of America [Member] | BK (US) [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		Minimum capital ratios required (1)		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
BK(US):
At December 31, 2018:
Total capital (to risk-weighted assets)	$13,905	15.09%	$9,102	9.875%	$9,217	10.00%
Tier 1 capital (to risk-weighted assets)	13,316	14.45	7,258	7.875	7,374	8.00
Tier 1 capital (to quarterly average assets) (2)	13,316	10.61	5,018	4.000	6,273	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	13,316	14.45	5,876	6.375	5,991	6.50
At December 31, 2019:
Total capital (to risk-weighted assets)	$14,746	15.11%	$10,244	10.500%	$9,756	10.00%
Tier 1 capital (to risk-weighted assets)	14,115	14.47	8,293	8.500	7,805	8.00
Tier 1 capital (to quarterly average assets) (2)	14,115	10.65	5,304	4.000	6,629	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	14,115	14.47	6,829	7.000	6,342	6.50

Notes:
(1)	Beginning January 1, 2018 and 2019, the minimum capital requirement includes a capital conservation buffer of 1.875% and 2.5%, respectively.

(2)	Excludes certain deductions.

Foreign, United States of America [Member] | MUAH [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		Minimum capital ratios required (1)
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUAH:
At December 31, 2018:
Total capital (to risk-weighted assets)	$14,904	14.60%	$10,081	9.875%
Tier 1 capital (to risk-weighted assets)	14,256	13.96	8,039	7.875
Tier 1 capital (to quarterly average assets) (2)	14,256	8.77	6,502	4.000
Common Equity Tier 1 capital (to risk-weighted assets)	14,256	13.96	6,508	6.375
At December 31, 2019:
Total capital (to risk-weighted assets)	$15,769	14.73%	$11,237	10.500%
Tier 1 capital (to risk-weighted assets)	15,086	14.10	9,097	8.500
Tier 1 capital (to quarterly average assets) (2)	15,086	8.88	6,792	4.000
Common Equity Tier 1 capital (to risk-weighted assets)	15,086	14.10	7,492	7.000

Notes:
(1)	The minimum capital requirement includes a capital conservation buffer of 1.875% at December 31, 2018 and 2.5% at December 31, 2019.

(2)	Excludes certain deductions.